Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Statutory income tax rate	35.00%	35.00%	35.00%
State income tax	2.00%	2.00%	2.00%
Other differences	(1.00%)	(2.00%)	(1.00%)
Effective income tax rate	36.00%	35.00%	36.00%